Average Annual Total Returns		12 Months Ended	14 Months Ended	20 Months Ended	38 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	78 Months Ended	89 Months Ended	99 Months Ended	104 Months Ended	111 Months Ended	116 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	15.26%					14.42%			14.53%	14.82%				14.82%
60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.70%						8.47%				9.69%				9.78%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	4.57%	7.12%			0.14%	(0.36%)	0.10%		2.03%	1.72%				2.01%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.23%	16.59%			13.59%		11.20%			11.41%	11.15%				11.70%
70% Morningstar Global Target Market Exposure Index (Net), 30% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.66%						7.73%			8.75%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.87%						8.05%			8.10%	7.32%				8.54%
Wilshire Liquid Alternative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.04%						3.06%				2.68%				2.79%
Morningstar Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		29.76%						4.76%								8.66%
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.90%						6.42%				5.48%				5.83%
Morningstar Global Small Cap Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.96%						6.65%								8.93%
Morningstar Global ex-US Small Cap Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		30.29%						6.18%			6.54%
Morningstar US Market Extended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.21%		20.18%			11.36%	13.13%				14.16%		14.69%		14.31%
Morningstar US Mid Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.12%						8.91%				10.86%		11.52%
Morningstar US Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.80%	15.30%		21.02%			13.88%			14.44%	14.76%	14.96%			14.77%
Morningstar US Small Cap Broad Growth Extended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.12%						4.22%								9.92%
Morningstar US Small Cap Broad Value Extended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.48%						10.32%								9.50%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.87%	8.66%					4.06%				5.60%				6.10%
40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.17%	9.33%					4.26%				5.64%				6.01%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.95%						5.95%				7.18%				7.83%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.16%						6.57%				7.53%				7.95%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.45%						7.94%				8.79%				9.59%
80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.18%						8.89%				9.37%				9.85%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.13%						12.12%				11.85%				12.11%
36% S&P 500 Index, 24% FTSE World (ex U.S.) Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.78%						6.68%								8.09%
FTSE World ex-U.S. Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		35.82%						10.14%								9.60%
ICE BofA Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.85%						(0.33%)								1.39%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.47%						(5.21%)								(0.16%)
S&P Global Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		28.86%						10.61%								10.38%
Morningstar US Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.67%						13.44%				17.09%				16.49%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.61%					7.97%	9.00%				7.58%				8.27%
Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		41.10%						13.23%								8.73%
Morningstar US REIT Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.80%						4.81%			5.34%
Morningstar Developed Markets ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.95%						9.51%		9.73%
Morningstar US Small Cap Extended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.86%						6.94%				8.36%				9.67%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%						(2.15%)				0.46%			0.72%
Bloomberg EM USD Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.11%						1.49%				2.96%			3.70%
Bloomberg USD 1 Month Swap Rate Cash Deposit Index SPLICE (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.38%						3.32%								2.20%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.54%						10.02%								8.47%
50% Morningstar Dividend Composite Index, 25% Bloomberg US Aggregate Bond Index, 25% ICE BofA US High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent		11.70%						7.27%								8.58%
Morningstar Dividend Composite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.49%						12.45%				11.92%				12.71%
ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.50%						4.50%								6.45%
50% S&P 500 Value Index 50% ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.87%						8.79%								9.21%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.19%						12.96%				11.17%				11.73%
Morningstar Emerging Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.62%					3.71%	4.54%				5.97%				8.77%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.91%	11.68%					9.33%			6.47%
Morningstar US Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.78%						6.07%								11.88%
Nasdaq 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.02%	20.75%					15.30%								19.70%
Bloomberg U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.31%						(0.94%)								1.38%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.83%						13.38%				11.80%				12.50%
ICE BofA 1-3 Year U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.89%						2.49%	2.86%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%					5.67%	9.12%								10.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.02%					3.51%	7.31%								9.81%
Morningstar US Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.35%						13.29%				14.29%
Dow Jones Industrial Average Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.92%						11.58%				12.01%				13.11%
Morningstar US Communication Services Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.93%						14.49%								15.10%
Morningstar US Consumer Cyclical Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.70%						8.06%								13.92%
Morningstar US Consumer Defensive Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.11%						6.28%				8.37%
Morningstar US Energy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.61%						23.56%								7.89%
Morningstar US Financial Services Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.86%						14.74%								13.91%
Morningstar US Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.19%						6.76%								9.54%
Morningstar US Industrials Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.73%						13.35%				12.16%
Morningstar US Technology Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.43%						19.33%								23.29%
Morningstar US Basic Materials Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.30%						8.49%				8.74%
Morningstar US Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.14%						4.70%				5.07%
Morningstar US Utilities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.43%						10.90%				9.93%				11.11%
Morningstar US Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.39%						11.45%								10.79%
Morningstar US Small-Mid Moat Focus Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.06%		9.50%
Morningstar US SMID TR USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.70%		12.78%
Morningstar US Sustainability Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.22%						12.94%				13.93%	14.12%
Morningstar US Large-Mid Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.71%						13.71%				14.68%	14.86%
Morningstar Wide Moat Focus Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.80%						12.71%			14.06%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.77%						10.64%				5.85%				5.73%
Bloomberg Gold Subindex (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		62.46%				23.57%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.83%		7.72%				(0.05%)				2.52%				3.15%
Bloomberg U.S. Treasury: U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.01%						1.13%								3.09%
Bloomberg U.S. High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.62%						4.50%								6.52%
RAFI Fundamental US Small Company Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.51%						9.93%								10.38%
RAFI Multi-Factor US Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.95%						13.16%								12.61%
Bloomberg 1-3 Yr Gov/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.35%						1.97%								2.09%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.16%						6.57%				7.53%				7.95%
Wilshire Liquid Alternative Event Driven Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.50%						1.61%				2.38%				2.55%
65% S&P 500 Index, 35% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.23%						9.21%								10.42%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.40%						1.81%				3.58%				3.98%
80% Bloomberg U.S. Aggregate Index, 14.30% S&P 500 Index, 5.70% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.13%						2.28%				4.01%				4.27%
60% Bloomberg U.S. Aggregate Index, 28% S&P 500 Index, 12% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.07%						4.90%				6.23%				6.46%
42% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index, 18% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.01%						7.55%				8.43%				8.65%
56% S&P 500 Index, 20% Bloomberg U.S. Aggregate Index, 24% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.98%						10.21%				10.58%				10.79%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.43%						9.59%				9.99%				10.89%
63% S&P 500 Index, 27% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.48%						11.54%				11.64%				11.85%
20% Morningstar Global Target Market Exposure Index (Net), 80% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.22%						1.94%				3.70%				4.02%
90% Morningstar Global Target Market Exposure Index (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.70%						10.04%				10.26%				10.78%
JNL/AMERICAN FUNDS BALANCED FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		15.48%						8.58%								9.14%
JNL/AMERICAN FUNDS BALANCED FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		15.83%						8.91%								9.45%
JNL/American Funds Bond Fund of America Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.77%					(0.15%)
Performance Inception Date							Apr. 26, 2021
JNL/American Funds Bond Fund of America Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.13%					0.15%
Performance Inception Date							Apr. 26, 2021
JNL/American Funds Capital Income Builder Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		19.86%						8.63%			7.77%
Performance Inception Date											Aug. 13, 2018
JNL/American Funds Capital Income Builder Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		20.22%						8.95%			8.10%
Performance Inception Date											Aug. 13, 2018
JNL/American Funds Global Growth Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		21.20%						7.84%								11.82%
JNL/American Funds Global Growth Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		21.55%						8.16%				11.69%
Performance Inception Date												Sep. 25, 2017
JNL/American Funds Growth Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		19.87%						13.03%								17.58%
JNL/American Funds Growth Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		20.23%						13.36%				18.15%
Performance Inception Date												Sep. 25, 2017
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		17.64%						13.48%								13.48%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		17.99%						13.82%								13.80%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		26.25%						3.00%								6.58%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		26.62%						3.30%								6.89%
JNL/AMERICAN FUNDS NEW WORLD FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		27.74%						4.86%								8.80%
JNL/AMERICAN FUNDS NEW WORLD FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		28.12%						5.19%								9.11%
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.75%						13.43%								11.95%
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		17.09%						13.77%								12.27%
JNL Multi-Manager Alternative Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		9.53%						4.22%								4.14%
JNL Multi-Manager Alternative Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		9.79%						4.52%				4.48%
Performance Inception Date												Sep. 25, 2017
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		24.27%						1.67%								5.73%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		24.59%						1.97%								6.02%
JNL MULTI-MANAGER FLOATING RATE INCOME FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		3.83%						4.67%								4.29%
JNL MULTI-MANAGER FLOATING RATE INCOME FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		4.13%						4.99%				4.13%
Performance Inception Date												Sep. 25, 2017
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.20%						0.15%								6.89%
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		14.57%						0.44%								7.19%
JNL Multi-Manager International Equity Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		23.50%						1.90%								5.17%
JNL Multi-Manager International Equity Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		23.78%						2.20%								5.47%
JNL Multi-Manager International Small Cap Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		25.49%						5.35%			8.49%
Performance Inception Date											Aug. 13, 2018
JNL Multi-Manager International Small Cap Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		25.88%						5.66%			8.82%
Performance Inception Date											Aug. 13, 2018
JNL MULTI-MANAGER MID CAP FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		1.83%						4.90%						8.80%
Performance Inception Date														Sep. 19, 2016
JNL MULTI-MANAGER MID CAP FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		2.13%						5.21%				8.24%
Performance Inception Date												Sep. 25, 2017
JNL Multi-Manager Select Equity Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.02%			22.42%
Performance Inception Date					Nov. 15, 2022
JNL Multi-Manager Select Equity Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		16.39%			22.83%
Performance Inception Date					Nov. 15, 2022
JNL Multi-Manager Small Cap Growth Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		3.56%						(1.29%)								9.41%
JNL Multi-Manager Small Cap Growth Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		3.87%						(0.99%)								9.71%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		2.69%						8.00%								8.59%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		3.01%						8.32%								8.90%
JNL Moderate ETF Allocation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		12.18%						4.18%								5.44%
JNL Moderate ETF Allocation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		12.48%						4.50%				5.30%
Performance Inception Date												Sep. 25, 2017
JNL Moderate Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.60%						5.90%								7.22%
JNL Moderate Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		15.01%						6.22%				6.93%
Performance Inception Date												Sep. 25, 2017
JNL Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.64%						7.58%								8.76%
JNL Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		16.97%						7.91%				8.37%
Performance Inception Date												Sep. 25, 2017
JNL/American Funds Moderate Allocation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		13.14%	9.19%
Performance Inception Date			Oct. 21, 2024
JNL/American Funds Moderate Allocation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		13.54%	9.52%
Performance Inception Date			Oct. 21, 2024
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.29%						5.73%								8.10%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		16.63%						6.04%				7.79%
Performance Inception Date												Sep. 25, 2017
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		18.49%						7.52%								10.07%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		18.86%						7.84%				9.75%
Performance Inception Date												Sep. 25, 2017
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		18.76%						6.07%								7.47%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		19.08%						6.39%								7.77%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		29.78%						13.60%								8.69%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		30.19%						13.95%								9.00%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		11.41%						10.41%								15.18%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		11.74%						10.74%								15.51%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		43.10%						14.12%								9.96%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		43.44%						14.46%								10.26%
JNL/Cohen & Steers U.S. Realty Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		2.79%						4.73%			4.87%
Performance Inception Date											Aug. 13, 2018
JNL/Cohen & Steers U.S. Realty Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		3.06%						5.04%			5.17%
Performance Inception Date											Aug. 13, 2018
JNL/DFA International Core Equity Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		35.29%						9.74%		9.82%
Performance Inception Date										Jun. 24, 2019
JNL/DFA International Core Equity Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		35.75%						10.11%		10.20%
Performance Inception Date										Jun. 24, 2019
JNL/DFA U.S. CORE EQUITY FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		15.09%						12.66%								13.16%
JNL/DFA U.S. CORE EQUITY FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		15.55%						13.05%								13.54%
JNL/DFA U.S. Small Cap Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		7.01%						8.45%								9.52%
JNL/DFA U.S. Small Cap Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.41%						8.85%				8.44%
Performance Inception Date												Sep. 25, 2017
JNL/DOUBLELINE CORE FIXED INCOME FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		7.18%						0.07%								2.05%
JNL/DOUBLELINE CORE FIXED INCOME FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.52%						0.38%								2.34%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		8.52%						1.66%							3.25%
Performance Inception Date															Apr. 25, 2016
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		8.84%						1.98%				2.64%
Performance Inception Date												Sep. 25, 2017
JNL/DoubleLine Shiller Enhanced CAPE Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		8.98%						8.23%								12.17%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		9.29%						8.56%				11.04%
Performance Inception Date												Sep. 25, 2017
JNL/DoubleLine Total Return Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		7.59%						0.09%								1.65%
JNL/DoubleLine Total Return Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.92%						0.39%				1.59%
Performance Inception Date												Sep. 25, 2017
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		3.78%						2.75%								1.67%
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		4.09%						3.05%								1.95%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		9.05%						10.46%				14.48%
Performance Inception Date												Sep. 25, 2017
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		9.39%						10.79%				14.82%
Performance Inception Date												Sep. 25, 2017
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		7.49%						0.06%								2.09%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.72%						0.36%								2.37%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		17.55%						6.72%								6.96%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		17.97%						7.04%								7.25%
JNL/FRANKLIN TEMPLETON INCOME FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		12.00%						7.17%								7.11%
JNL/FRANKLIN TEMPLETON INCOME FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		12.26%						7.50%								7.40%
JNL/GOLDMAN SACHS 4 FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.69%						13.95%								11.59%
JNL/GOLDMAN SACHS 4 FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		17.05%						14.29%				12.47%
Performance Inception Date												Sep. 25, 2017
JNL/GQG Emerging Markets Equity Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		10.25%						2.64%				6.18%
Performance Inception Date												Sep. 25, 2017
JNL/GQG Emerging Markets Equity Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		10.63%						2.95%				6.50%
Performance Inception Date												Sep. 25, 2017
JNL/INVESCO SMALL CAP GROWTH FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.17%						(0.73%)								9.05%
JNL/INVESCO SMALL CAP GROWTH FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		6.48%						(0.43%)								9.36%
JNL/JPMorgan Hedged Equity Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		7.04%						8.58%			8.74%
Performance Inception Date											Aug. 13, 2018
JNL/JPMorgan Hedged Equity Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.41%						8.91%			9.06%
Performance Inception Date											Aug. 13, 2018
JNL/JPMORGAN MIDCAP GROWTH FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		8.08%						4.23%								12.15%
JNL/JPMORGAN MIDCAP GROWTH FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		8.41%						4.54%								12.47%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		8.83%	10.01%
Performance Inception Date			Oct. 21, 2024
JNL/JPMorgan Nasdaq Hedged Equity Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		9.02%	10.26%
Performance Inception Date			Oct. 21, 2024
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.61%						(0.59%)								1.45%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		6.95%						(0.29%)								1.73%
JNL/JPMORGAN U.S. VALUE FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		13.86%						11.97%								9.01%
JNL/JPMORGAN U.S. VALUE FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		14.21%						12.32%								9.31%
JNL/Loomis Sayles Global Growth Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		17.45%						8.85%			12.47%
Performance Inception Date											Aug. 13, 2018
JNL/Loomis Sayles Global Growth Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		17.83%						9.17%			12.81%
Performance Inception Date											Aug. 13, 2018
JNL/Lord Abbett Short Duration Income Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		5.84%						2.25%	2.77%
Performance Inception Date									Apr. 27, 2020
JNL/Lord Abbett Short Duration Income Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		6.28%						2.57%	3.09%
Performance Inception Date									Apr. 27, 2020
JNL/MELLON EMERGING MARKETS INDEX FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		30.92%						3.38%								7.55%
JNL/MELLON EMERGING MARKETS INDEX FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		31.39%						3.75%								7.89%
JNL/MELLON S&P 500 INDEX FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		17.28%						13.86%								14.24%
JNL/MELLON S&P 500 INDEX FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		17.62%						14.20%								14.56%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.90%						8.53%								10.13%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.26%						8.87%								10.44%
JNL/MELLON SMALL CAP INDEX FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		5.57%						6.74%								9.27%
JNL/MELLON SMALL CAP INDEX FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		5.90%						7.06%								9.58%
JNL/MELLON INTERNATIONAL INDEX FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		31.50%						8.50%								7.85%
JNL/MELLON INTERNATIONAL INDEX FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		31.86%						8.83%								8.17%
JNL/MELLON BOND INDEX FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.67%						(0.95%)								1.41%
JNL/MELLON BOND INDEX FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		6.98%						(0.63%)								1.70%
JNL/Mellon U.S. Stock Market Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		16.64%						12.68%				13.59%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon U.S. Stock Market Index Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.98%						13.01%				13.94%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Dow Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		14.57%						11.24%				11.67%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Dow Index Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.17%						10.85%								12.41%
JNL/Mellon World Index Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		20.79%						11.80%								11.75%
JNL/Mellon World Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		21.20%						12.19%				12.00%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Nasdaq 100 Index Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		20.28%						14.58%								19.09%
JNL/Mellon Nasdaq 100 Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		20.70%						14.99%								19.48%
JNL/Mellon Communication Services Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		32.98%						13.91%								13.85%
JNL/Mellon Communication Services Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		33.47%						14.31%								14.21%
JNL/Mellon Consumer Discretionary Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		5.06%						7.35%								13.03%
JNL/Mellon Consumer Discretionary Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		5.43%						7.72%								13.39%
JNL/Mellon Consumers Staples Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		0.40%						5.45%				7.03%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Consumers Staples Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		0.78%						5.83%				7.40%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Energy Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.84%						22.78%								7.04%
JNL/Mellon Energy Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.24%						23.21%								7.39%
JNL/Mellon Financial Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.18%						14.52%								12.35%
JNL/Mellon Financial Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		16.58%						14.92%								12.70%
JNL/Mellon Healthcare Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.47%						6.09%								9.03%
JNL/Mellon Healthcare Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		14.87%						6.46%								9.37%
JNL/Mellon Industrials Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		18.09%						12.62%				11.40%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Industrials Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		18.49%						13.02%				11.78%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Information Technology Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		20.73%						18.54%								22.65%
JNL/Mellon Information Technology Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		21.15%						18.96%								23.04%
JNL/Mellon Materials Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.44%						7.63%				7.59%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Materials Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		14.89%						7.99%				7.95%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Real Estate Sector Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		3.37%						4.18%				4.52%
Performance Inception Date												Sep. 25, 2017
JNL/Mellon Real Estate Sector Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		3.72%						4.56%				4.83%
Performance Inception Date												Sep. 25, 2017
JNL S&P 500 Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		17.79%						14.31%				14.66%
Performance Inception Date												Sep. 25, 2017
JNL/MELLON UTILITIES SECTOR FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		18.65%						10.13%								10.42%
JNL/MELLON UTILITIES SECTOR FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		19.02%						10.51%				9.56%
Performance Inception Date												Sep. 25, 2017
JNL/MFS Equity Income Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		15.31%						10.39%				8.46%
Performance Inception Date												Sep. 25, 2017
JNL/MFS Equity Income Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		15.64%						10.72%				8.79%
Performance Inception Date												Sep. 25, 2017
JNL/MFS MID CAP VALUE FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.01%						10.00%								9.52%
JNL/MFS MID CAP VALUE FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		6.33%						10.33%								9.82%
JNL/Morningstar SMID Moat Focus Index Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.23%		8.30%
Performance Inception Date				Apr. 29, 2024
JNL/Morningstar SMID Moat Focus Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		6.59%		8.64%
Performance Inception Date				Apr. 29, 2024
JNL/Morningstar U.S. Sustainability Index Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		13.40%						12.44%					13.74%
Performance Inception Date													Apr. 24, 2017
JNL/Morningstar U.S. Sustainability Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		13.81%						12.84%				14.06%
Performance Inception Date												Sep. 25, 2017
JNL/Morningstar Wide Moat Index Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		12.95%						11.88%			13.21%
Performance Inception Date											Aug. 13, 2018
JNL/Morningstar Wide Moat Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		13.23%						12.22%			13.55%
Performance Inception Date											Aug. 13, 2018
JNL/Neuberger Berman Commodity Strategy Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		17.58%						13.19%								7.89%
JNL/Neuberger Berman Commodity Strategy Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		18.05%						13.59%				8.32%
Performance Inception Date												Sep. 25, 2017
JNL/Neuberger Berman Gold Plus Strategy Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		62.62%				22.79%
Performance Inception Date						Apr. 25, 2022
JNL/Neuberger Berman Gold Plus Strategy Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		63.16%				23.18%
Performance Inception Date						Apr. 25, 2022
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		9.30%						3.00%								4.09%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		9.54%						3.32%								4.39%
JNL/Newton Equity Income Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		18.97%						16.19%								13.21%
JNL/Newton Equity Income Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		19.32%						16.54%				13.31%
Performance Inception Date												Sep. 25, 2017
JNL/PIMCO Income Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		11.07%						3.40%				3.66%
Performance Inception Date												Sep. 25, 2017
JNL/PIMCO Income Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		11.43%						3.72%				3.98%
Performance Inception Date												Sep. 25, 2017
JNL/PIMCO Investment Grade Credit Bond Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		8.37%						(0.31%)								3.28%
JNL/PIMCO Investment Grade Credit Bond Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		8.71%						(0.01%)				2.74%
Performance Inception Date												Sep. 25, 2017
JNL/PIMCO REAL RETURN FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		7.82%						1.24%								3.14%
JNL/PIMCO REAL RETURN FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		8.10%						1.55%								3.43%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		8.43%						4.27%								5.89%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		8.78%						4.60%								6.18%
JNL/PPM America Investment Grade Credit Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		7.20%		6.76%
Performance Inception Date				Apr. 29, 2024
JNL/PPM America Investment Grade Credit Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.57%		7.16%
Performance Inception Date				Apr. 29, 2024
JNL/PPM AMERICA TOTAL RETURN FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.75%						(0.26%)								2.65%
JNL/PPM AMERICA TOTAL RETURN FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.10%						0.04%				2.40%
Performance Inception Date												Sep. 25, 2017
JNL/RAFI Fundamental U.S. Small Cap Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		6.80%						9.19%								6.85%
JNL/RAFI Fundamental U.S. Small Cap Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.17%						9.59%								7.19%
JNL/RAFI Multi-Factor U.S. Equity Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.21%						12.43%								10.83%
JNL/RAFI Multi-Factor U.S. Equity Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		16.53%						12.77%								11.13%
JNL/T. Rowe Price Capital Appreciation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		11.46%						9.00%								10.79%
JNL/T. Rowe Price Capital Appreciation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		11.79%						9.33%				11.07%
Performance Inception Date												Sep. 25, 2017
JNL/T. Rowe Price Capital Appreciation Equity Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	11.24%
Performance Inception Date			Oct. 21, 2024
JNL/T. Rowe Price Capital Appreciation Equity Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		14.92%	11.57%
Performance Inception Date			Oct. 21, 2024
JNL/T. Rowe Price Growth Stock Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		15.26%						9.19%								14.06%
JNL/T. Rowe Price Growth Stock Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		15.61%						9.52%								14.38%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		3.14%						3.52%								9.54%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		3.46%						3.83%								9.85%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		5.44%						1.91%								2.12%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		5.64%						2.21%								2.41%
JNL/T. ROWE PRICE VALUE FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		12.00%						10.54%								10.56%
JNL/T. ROWE PRICE VALUE FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		12.35%						10.87%								10.88%
JNL/Vanguard Moderate ETF Allocation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		11.75%						3.80%				4.97%
Performance Inception Date												Sep. 25, 2017
JNL/Vanguard Moderate ETF Allocation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		12.18%						4.26%				5.42%
Performance Inception Date												Sep. 25, 2017
JNL/Vanguard Moderate Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.14%						5.56%				6.59%
Performance Inception Date												Sep. 25, 2017
JNL/Vanguard Moderate Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		14.62%						6.02%				7.05%
Performance Inception Date												Sep. 25, 2017
JNL/Vanguard Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.06%						7.18%				8.13%
Performance Inception Date												Sep. 25, 2017
JNL/Vanguard Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		16.58%						7.63%				8.59%
Performance Inception Date												Sep. 25, 2017
JNL/WCM Focused International Equity Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		21.41%						4.80%								10.63%
JNL/WCM Focused International Equity Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		21.85%						5.12%				10.22%
Performance Inception Date												Sep. 25, 2017
JNL/Westchester Capital Event Driven Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		7.39%						3.59%								4.88%
JNL/Westchester Capital Event Driven Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.69%						3.89%				5.38%
Performance Inception Date												Sep. 25, 2017
JNL/WMC BALANCED FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		15.69%						8.90%								9.27%
JNL/WMC BALANCED FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		16.04%						9.22%								9.57%
JNL/WMC Equity Income Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		16.72%						12.08%				10.25%
Performance Inception Date												Sep. 25, 2017
JNL/WMC Equity Income Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		17.11%						12.42%				10.60%
Performance Inception Date												Sep. 25, 2017
JNL/WMC VALUE FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.67%						10.91%								9.80%
JNL/WMC VALUE FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		14.99%						11.24%								10.11%
JNL/JPMorgan Managed Conservative Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		9.28%						1.92%								3.83%
JNL/JPMorgan Managed Conservative Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		9.59%						2.24%				3.64%
Performance Inception Date												Sep. 25, 2017
JNL/JPMorgan Managed Moderate Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		10.83%						3.48%								5.67%
JNL/JPMorgan Managed Moderate Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		11.17%						3.79%				5.47%
Performance Inception Date												Sep. 25, 2017
JNL/JPMorgan Managed Moderate Growth Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		12.26%						5.13%								7.50%
JNL/JPMorgan Managed Moderate Growth Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%						5.44%				7.28%
Performance Inception Date												Sep. 25, 2017
JNL/JPMorgan Managed Growth Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		13.92%						6.76%								9.47%
JNL/JPMorgan Managed Growth Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		14.26%						7.09%				9.26%
Performance Inception Date												Sep. 25, 2017
JNL/JPMorgan Managed Aggressive Growth Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.72%						7.60%								10.35%
JNL/JPMorgan Managed Aggressive Growth Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		15.07%						7.93%				10.14%
Performance Inception Date												Sep. 25, 2017
JNL Conservative Allocation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		9.29%						2.57%								4.13%
JNL Conservative Allocation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		9.57%						2.88%				3.99%
Performance Inception Date												Sep. 25, 2017
JNL Moderate Allocation Fund (A)
Prospectus [Line Items]
Average Annual Return, Percent		10.75%						4.10%								5.68%
JNL Moderate Allocation Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		11.07%						4.42%				5.57%
Performance Inception Date												Sep. 25, 2017
JNL MODERATE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		12.62%						5.36%								7.22%
JNL MODERATE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		12.99%						5.68%				6.85%
Performance Inception Date												Sep. 25, 2017
JNL GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		14.81%						6.38%								8.47%
JNL GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		15.19%						6.71%				7.98%
Performance Inception Date												Sep. 25, 2017
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent		15.62%						7.24%								9.35%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent		15.94%						7.56%				8.74%
Performance Inception Date												Sep. 25, 2017
JNL Bond Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.17%					0.02%
Performance Inception Date							Apr. 26, 2021
JNL Emerging Markets Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		31.66%					3.07%
Performance Inception Date							Apr. 26, 2021
JNL International Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		32.13%					7.93%
Performance Inception Date							Apr. 26, 2021
JNL Mid Cap Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		7.41%					5.59%
Performance Inception Date							Apr. 26, 2021
JNL Small Cap Index Fund (I)
Prospectus [Line Items]
Average Annual Return, Percent		6.06%					3.45%
Performance Inception Date							Apr. 26, 2021

[1]	Index performance through December 30, 2020 reflects the performance of the FTSE U.S. Treasury Bill Index (1-month). Index performance beginning December 31, 2020 reflects the performance of the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.